UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
 (Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 84.6%
	Australia 2.2%
1,425,539	Woolworths Ltd.	$24,149,639

	France 2.2%
299,842	Sanofi	24,176,789

	Switzerland 3.1%
203,238	Nestle SA	15,186,574
244,354	Novartis AG	17,712,521
		32,899,095
	United Kingdom 6.7%
37,345,715	Lloyds Banking Group PLC	36,484,295
13,006,309	Tesco PLC (a)	35,828,715
		72,313,010
	United States 70.4%
10,421	Alphabet, Inc. - Class A (a)	7,950,181
21,569	Alphabet, Inc. - Class C (a)	16,067,835
411,381	Apple, Inc.	44,836,415
430,551	CVS Health Corp.	44,661,055
1,545,592	eBay, Inc. (a)	36,877,825
1,465,891	Intel Corp.	47,421,574
270,701	International Business Machines Corp.	40,997,666
651,635	Lowe's Companies, Inc.	49,361,351
315,213	MasterCard, Inc. - Class A	29,787,629
1,208,511	Microsoft Corp.	66,746,063
1,155,852	Oracle Corp.	47,285,905
1,245,137	PayPal Holdings, Inc. (a)	48,062,288
392,229	QUALCOMM, Inc.	20,058,591
300,319	State Street Corp.	17,574,668
513,469	Target Corp.	42,248,229
526,837	The Bank of New York Mellon Corp.	19,403,407
285,317	The Home Depot, Inc.	38,069,847
678,525	Visa, Inc. - Class A	51,893,592
827,799	Wells Fargo & Co.	40,032,360
596,487	Yum! Brands, Inc.	48,822,461
		758,158,942
	Total Common Stocks
	(Cost $796,881,267)	911,697,475

SHORT-TERM INVESTMENTS 13.8%
	Investment Company 13.8%
148,600,782	STIT Liquid Assets Portfolio - Institutional Class, 0.45%	148,600,782
	Total Short-Term Investments
	(Cost $148,600,782)	148,600,782

	Total Investments 98.4%
	(Cost $945,482,049)	1,060,298,257

	Other Assets in Excess of Liabilities 1.6%	16,920,337

	TOTAL NET ASSETS 100.0%	$1,077,218,594

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$945,482,049
Gross unrealized appreciation	$163,201,954
Gross unrealized depreciation	(48,385,746)
Net unrealized appreciation	$114,816,208

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 84.7%
	Australia 2.2%
22,762	Woolworths Ltd.	$385,605

	France 2.2%
4,796	Sanofi	386,710

	Switzerland 3.1%
3,245	Nestle SA	242,476
4,013	Novartis AG	290,891
		533,367
	United Kingdom 6.8%
618,987	Lloyds Banking Group PLC	604,709
215,601	Tesco PLC (a)	593,920
		1,198,629
	United States 70.4%
166	Alphabet, Inc. - Class A (a)	126,641
344	Alphabet, Inc. - Class C (a)	256,263
6,760	Apple, Inc.	736,772
7,075	CVS Health Corp.	733,890
24,881	eBay, Inc. (a)	593,661
24,089	Intel Corp.	779,279
4,362	International Business Machines Corp.	660,625
10,708	Lowe's Companies, Inc.	811,130
5,237	MasterCard, Inc. - Class A	494,897
19,556	Microsoft Corp.	1,080,078
18,994	Oracle Corp.	777,045
20,461	PayPal Holdings, Inc. (a)	789,795
6,262	QUALCOMM, Inc.	320,239
4,795	State Street Corp.	280,603
8,279	Target Corp.	681,196
8,412	The Bank of New York Mellon Corp.	309,814
4,594	The Home Depot, Inc.	612,977
11,150	Visa, Inc. - Class A	852,752
13,338	Wells Fargo & Co.	645,026
9,802	Yum! Brands, Inc.	802,294
		12,344,977
	Total Common Stocks
	(Cost $14,657,994)	14,849,288

SHORT-TERM INVESTMENTS 14.4%
	Investment Company 14.4%
2,527,465	STIT Liquid Assets Portfolio - Institutional Class, 0.45%	2,527,465
	Total Short-Term Investments
	(Cost $2,527,465)	2,527,465

	Total Investments 99.1%
	(Cost $17,185,459)	17,376,753

	Other Assets in Excess of Liabilities 0.9%	159,223

	TOTAL NET ASSETS 100.0%	$17,535,976

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$17,185,459
Gross unrealized appreciation	$644,034
Gross unrealized depreciation	(452,740)
Net unrealized appreciation	$191,294

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.3%
	Australia 8.3%
385,608	APA Group	$2,604,121
1,172,414	AusNet Services	1,339,080
789,283	DUET Group	1,379,454
593,333	Spark Infrastructure Group	941,474
743,111	Sydney Airport	3,810,826
676,228	Transurban Group	5,883,398
		15,958,353
	Austria 0.4%
6,818	Flughafen Wien AG	744,789

	Canada 8.6%
50,055	Emera, Inc.	1,832,235
150,608	Enbridge, Inc.	5,863,130
93,847	Fortis, Inc.	2,941,684
149,487	TransCanada Corp.	5,877,040
12,902	Valener, Inc.	203,352
		16,717,441
	France 6.2%
32,976	Aeroports de Paris	4,076,925
77,567	Eutelsat Communications SA	2,505,805
183,274	Groupe Eurotunnel SE	2,054,197
114,497	SES SA - ADR	3,352,921
		11,989,848
	Germany 1.0%
30,792	Fraport AG Frankfurt Airport Services Worldwide	1,867,891

	Hong Kong 3.1%
579,152	Power Assets Holdings Ltd.	5,924,151

	Italy 8.6%
215,133	Atlantia SpA	5,965,785
969,563	Snam SpA	6,073,491
80,260	Societa Iniziative Autostradali e Servizi SpA	821,952
669,935	Terna Rete Elettrica Nazionale SpA	3,823,038
		16,684,266
	Mexico 2.3%
106,238	Grupo Aeroportuario del Centro Norte SAB de CV	609,493
159,984	Grupo Aeroportuario del Pacifico SAB de CV - Class B	1,424,074
94,207	Grupo Aeroportuario del Sureste SAB de CV - Class B	1,418,464
611,157	OHL Mexico SAB de CV (a)	967,471
		4,419,502
	Netherlands 1.1%
42,607	Koninklijke Vopak NV	2,121,841

	New Zealand 1.3%
396,668	Auckland International Airport Ltd.	1,762,956
351,447	Vector Ltd.	796,778
		2,559,734
	Spain 9.8%
314,377	Abertis Infraestructuras SA	5,169,203

47,467	Aena SA (a)	6,127,754
79,062	Cellnex Telecom SAU	1,264,006
79,570	Enagas SA	2,391,690
45,085	Red Electrica Corp. SA	3,914,368
		18,867,021
	Switzerland 0.9%
2,035	Flughafen Zuerich AG	1,822,199

	United Kingdom 6.6%
397,988	National Grid PLC	5,642,917
137,339	Pennon Group PLC	1,599,718
78,349	Severn Trent PLC	2,445,241
227,140	United Utilities Group PLC	3,011,091
		12,698,967
	United States 39.1%
7,159	ALLETE, Inc.	401,405
18,445	Alliant Energy Corp.	1,370,095
39,893	Ameren Corp.	1,998,639
63,208	American Electric Power Co., Inc.	4,197,011
6,560	American States Water Co.	258,202
38,958	American Tower Corp.	3,988,130
29,508	American Water Works Co., Inc.	2,033,986
31,147	Aqua America, Inc.	991,097
17,858	Atmos Energy Corp.	1,326,135
9,229	Avista Corp.	376,359
7,850	California Water Service Group	209,752
8,950	Cleco Corp.	494,129
45,688	CMS Energy Corp.	1,938,999
48,693	Consolidated Edison, Inc.	3,730,858
45,169	Crown Castle International Corp.	3,907,118
51,179	Duke Energy Corp.	4,129,122
53,444	Edison International	3,842,089
5,972	El Paso Electric Co.	273,995
52,734	Eversource Energy	3,076,502
26,095	Great Plains Energy, Inc.	841,564
7,439	IDACORP, Inc.	554,875
27,508	ITC Holdings Corp.	1,198,524
52,086	NiSource, Inc.	1,227,146
4,041	Northwest Natural Gas Co.	217,608
6,962	NorthWestern Corp.	429,903
7,569	ONE Gas, Inc.	462,466
68,040	PG&E Corp.	4,063,349
11,659	Piedmont Natural Gas Co., Inc.	697,558
17,741	Pinnacle West Capital Corp.	1,331,817
11,788	PNM Resources, Inc.	397,491
15,637	Portland General Electric Co.	617,505
112,772	PPL Corp.	4,293,230
25,972	Questar Corp.	644,106
23,276	SCANA Corp.	1,632,811
40,718	Sempra Energy	4,236,708
1,405	SJW Corp.	51,072
6,903	Southwest Gas Corp.	454,563
41,444	TECO Energy, Inc.	1,140,953
6,418	The Empire District Electric Co.	212,115
6,408	The Laclede Group, Inc.	434,142
78,778	The Southern Co.	4,075,186
52,486	WEC Energy Group, Inc.	3,152,834
24,884	Westar Energy, Inc.	1,234,495

84,330	Xcel Energy, Inc.	3,526,681
		75,672,325
	Total Common Stocks
	(Cost $167,267,296)	188,048,328

CLOSED-END FUNDS 0.8%
	United Kingdom 0.8%
446,232	HICL Infrastructure Co. Ltd.	1,020,952
289,267	International Public Partnerships Ltd.	597,429
		1,618,381
	Total Closed-End Funds
	(Cost $1,627,593)	1,618,381

SHORT-TERM INVESTMENTS 1.4%
	Investment Company 1.4%
2,759,253	STIT Liquid Assets Portfolio - Institutional Class, 0.45%	2,759,253
	Total Short-Term Investments
	(Cost $2,759,253)	2,759,253

	Total Investments 99.5%
	(Cost $171,654,142)	192,425,962

	Other Assets in Excess of Liabilities 0.5%	944,751

	TOTAL NET ASSETS 100.0%	$193,370,713

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$171,654,142
Gross unrealized appreciation	$23,705,193
Gross unrealized depreciation	(2,933,373)
Net unrealized appreciation	$20,771,820

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.1%
	Consumer Discretionary 23.5%
6,998	American Woodmark Corp. (a)	$521,981
21,595	Century Communities, Inc. (a)	368,627
26,601	Chuy's Holdings, Inc. (a)	826,493
10,124	G-III Apparel Group Ltd. (a)	494,962
7,539	LGI Homes, Inc. (a)	182,519
8,740	Lithia Motors, Inc. - Class A	763,264
17,529	MCBC Holdings, Inc. (a)	246,808
9,592	Monro Muffler Brake, Inc.	685,540
27,229	Motorcar Parts of America, Inc. (a)	1,034,158
54,631	Nautilus, Inc. (a)	1,055,471
39,428	PFSweb, Inc. (a)	517,295
6,364	Pool Corp.	558,377
64,821	Red Lion Hotels Corp. (a)	546,441
26,996	Skechers U.S.A., Inc. - Class A (a)	822,028
14,058	Sonic Corp.	494,279
47,972	Sportsman's Warehouse Holdings, Inc. (a)	604,447
9,420	Stamps.com, Inc. (a)	1,001,158
10,011	The Children's Place, Inc.	835,618
38,218	Tile Shop Holdings, Inc. (a)	569,831
5,258	Vail Resorts, Inc.	702,995
6,750	Vista Outdoor, Inc. (a)	350,393
		13,182,685
	Consumer Staples 3.0%
3,324	Core-Mark Holding Co., Inc.	271,105
2,096	J&J Snack Foods Corp.	226,955
2,389	Sanderson Farms, Inc.	215,440
9,324	Smart & Final Stores, Inc. (a)	151,049
9,554	TreeHouse Foods, Inc. (a)	828,810
		1,693,359
	Financial Services 5.6%
14,103	Euronet Worldwide, Inc. (a)	1,045,173
6,336	Home BancShares, Inc.	259,459
16,246	LendingTree, Inc. (a)	1,588,534
6,786	Western Alliance Bancorp. (a)	226,517
		3,119,683
	Health Care 24.9%
12,870	Adeptus Health, Inc. - Class A (a)	714,800
15,595	Air Methods Corp. (a)	564,851
21,362	Amedisys, Inc. (a)	1,032,639
35,509	AMN Healthcare Services, Inc. (a)	1,193,457
26,214	BioTelemetry, Inc. (a)	306,180
11,229	Cambrex Corp. (a)	494,076
13,988	Cantel Medical Corp.	998,184
57,189	Cross Country Healthcare, Inc. (a)	665,108
9,668	Dipexium Pharmaceuticals, Inc. (a)	91,943
19,922	Heska Corp. (a)	567,777
3,754	ICON plc (a)	281,925
2,959	ICU Medical, Inc. (a)	308,032
24,086	INC Research Holdings, Inc. - Class A (a)	992,584
28,163	iRadimed Corp. (a)	539,603

22,658	LeMaitre Vascular, Inc.	351,652
15,619	Ligand Pharmaceuticals, Inc. (a)	1,672,639
39,995	NeoGenomics, Inc. (a)	269,566
3,267	Nevro Corp. (a)	183,802
21,324	STERIS plc	1,515,070
32,846	The Ensign Group, Inc.	743,633
36,422	Vocera Communications, Inc. (a)	464,380
		13,951,901
	Materials & Processing 4.1%
24,447	Aceto Corp.	575,972
24,154	Summit Matierals, Inc. - Class A (a)	469,795
20,993	U.S. Concrete, Inc. (a)	1,250,763
		2,296,530
	Producer Durables 9.6%
2,292	Allegiant Travel Co.	408,113
9,272	Benefitfocus, Inc. (a)	309,221
5,380	CoStar Group, Inc. (a)	1,012,355
38,496	CUI Global, Inc. (a)	311,048
21,426	Dycom Industries, Inc. (a)	1,385,619
22,145	Echo Global Logistics, Inc. (a)	601,458
3,803	HEICO Corp.	228,674
8,117	Knight Transportation, Inc.	212,260
11,135	Mistras Group, Inc. (a)	275,814
2,868	TransDigm Group, Inc. (a)	631,935
		5,376,497
	Technology 25.2%
29,970	ADTRAN, Inc.	605,993
31,639	Autobytel, Inc. (a)	549,253
21,316	CEVA, Inc. (a)	479,610
16,151	CommVault Systems, Inc. (a)	697,239
13,002	Cree, Inc. (a)	378,358
5,354	Dolby Laboratories, Inc. - Class A	232,685
32,080	Fabrinet (a)	1,037,788
19,568	Five9, Inc. (a)	173,959
24,489	Gigamon, Inc. (a)	759,649
34,614	GTT Communications, Inc. (a)	572,516
3,986	Imperva, Inc. (a)	201,293
53,056	inContact, Inc. (a)	471,668
15,692	LogMeIn, Inc. (a)	791,818
24,380	Lumentum Holdings, Inc. (a)	657,529
15,211	M/A-COM Technology Solutions Holdings, Inc. (a)	666,090
49,386	NeoPhotonics Corp. (a)	693,379
6,013	Paycom Software, Inc. (a)	214,063
15,688	Perficient, Inc. (a)	340,743
3,518	Proofpoint, Inc. (a)	189,198
17,840	Q2 Holdings, Inc. (a)	428,874
30,524	The Rubicon Project, Inc. (a)	557,979
6,326	The Ultimate Software Group, Inc. (a)	1,224,081
52,525	TubeMogul, Inc. (a)	679,673
8,516	Tyler Technologies, Inc. (a)	1,095,243
104,896	USA Technologies, Inc. (a)	457,347
		14,156,028
	Utilities 1.2%
37,264	Boingo Wireless, Inc. (a)	287,678
6,654	j2 Global, Inc.	409,753
		697,431
	Total Common Stocks
	(Cost $48,382,814)	54,474,114

SHORT-TERM INVESTMENTS 2.5%
	Investment Company 2.5%
1,395,683	STIT Liquid Assets Portfolio - Institutional Class, 0.45%	1,395,683
	Total Short-Term Investments
	(Cost $1,395,683)	1,395,683

	Total Investments 99.6%
	(Cost $49,778,497)	55,869,797

	Other Assets in Excess of Liabilities 0.4%	207,853

	TOTAL NET ASSETS 100.0%	$56,077,650

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$49,778,497
Gross unrealized appreciation	$7,438,140
Gross unrealized depreciation	(1,346,840)
Net unrealized appreciation	$6,091,300

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.6%
	Consumer Discretionary 15.8%
118,334	Accuride Corp. (a)	$183,418
49,792	Arctic Cat, Inc.	836,506
26,553	Bob Evans Farms, Inc.	1,239,759
25,044	Cabela's, Inc. (a)	1,219,392
11,774	Carter's, Inc.	1,240,744
37,733	Ethan Allen Interiors, Inc.	1,200,664
81,316	Lumber Liquidators Holdings, Inc. (a)	1,066,866
72,047	Noodles & Co. (a)	854,477
93,288	Performance Sports Group Ltd. (a)	296,656
18,276	Tenneco, Inc. (a)	941,397
14,345	The Cheesecake Factory, Inc.	761,576
57,009	The Finish Line, Inc. - Class A	1,202,890
		11,044,345
	Consumer Staples 4.9%
23,483	Cal-Maine Foods, Inc.	1,219,003
13,536	Casey's General Stores, Inc.	1,533,899
118,355	SUPERVALU, Inc. (a)	681,725
		3,434,627
	Energy 4.2%
111,810	Bill Barrett Corp. (a)	695,458
268,548	McDermott International, Inc. (a)	1,098,361
109,237	Synergy Resources Corp. (a)	848,772
124,207	Willbros Group, Inc. (a)	264,561
		2,907,152
	Financials 19.4%
42,387	BancorpSouth, Inc.	903,267
55,797	CenterState Banks, Inc.	830,817
22,237	Community Bank System, Inc.	849,676
19,457	Endurance Specialty Holdings Ltd.	1,271,320
37,804	Glacier Bancorp, Inc.	960,978
164,201	MGIC Investment Corp. (a)	1,259,422
67,509	Old National Bancorp	822,935
40,949	Selective Insurance Group, Inc.	1,499,143
51,296	State Bank Financial Corp.	1,013,609
79,317	Sterling Bancorp	1,263,520
19,884	The Hanover Insurance Group, Inc.	1,793,934
30,009	Webster Financial Corp.	1,077,323
		13,545,944
	Health Care 11.0%
57,864	Albany Molecular Research, Inc. (a)	884,740
21,574	CONMED Corp.	904,814
18,030	Integra LifeSciences Holdings Corp. (a)	1,214,501
73,099	Invacare Corp.	962,714
74,303	Kindred Healthcare, Inc.	917,642
9,117	LifePoint Hospitals, Inc. (a)	631,352
17,872	U.S. Physical Therapy, Inc.	888,775
21,625	VCA Antech, Inc. (a)	1,247,546
		7,652,084
	Industrials 12.9%
43,452	Brady Corp. - Class A	1,166,252

56,111	Briggs & Stratton Corp.	1,342,175
11,432	CIRCOR International, Inc.	530,331
87,325	Commercial Vehicle Group, Inc. (a)	231,411
10,801	Genesee & Wyoming, Inc. - Class A (a)	677,223
31,641	Herman Miller, Inc.	977,390
90,900	PGT, Inc. (a)	894,456
41,018	Thermon Group Holdings, Inc. (a)	720,276
39,358	TriMas Corp. (a)	689,552
11,511	United Rentals, Inc. (a)	715,869
13,150	Westinghouse Air Brake Technologies Corp.	1,042,664
		8,987,599
	Information Technology 14.8%
37,910	Bottomline Technologies (de), Inc. (a)	1,155,876
14,120	CACI International, Inc. - Class A (a)	1,506,604
66,362	Entegris, Inc. (a)	903,850
13,098	Fair Isaac Corp.	1,389,567
106,765	FormFactor, Inc. (a)	776,182
37,603	ManTech International Corp. - Class A	1,202,920
24,791	Plexus Corp. (a)	979,740
44,798	Progress Software Corp. (a)	1,080,528
46,092	VeriFone Systems, Inc. (a)	1,301,638
		10,296,905
	Materials 6.1%
4,717	Acuity Brands, Inc.	1,028,966
19,662	Carpenter Technology Corp.	673,030
11,689	Compass Minerals International, Inc.	828,283
13,495	Sensient Technologies Corp.	856,393
39,420	Unifi, Inc. (a)	903,112
		4,289,784
	Real Estate Investment Trusts 7.5%
29,589	Education Realty Trust, Inc.	1,230,902
89,476	FelCor Lodging Trust, Inc.	726,545
43,777	First Industrial Realty Trust, Inc.	995,489
11,555	National Health Investors, Inc.	768,639
21,274	Sun Communities, Inc.	1,523,431
		5,245,006
	Total Common Stocks
	(Cost $48,890,515)	67,403,446

SHORT-TERM INVESTMENTS 3.4%
	Investment Company 3.4%
2,386,250	STIT Liquid Assets Portfolio - Institutional Class, 0.45%	2,386,250
	Total Short-Term Investments
	(Cost $2,386,250)	2,386,250

	Total Investments 100.0%
	(Cost $51,276,765)	69,789,696

	Other Assets in Excess of Liabilities 0.0%	31,815

	TOTAL NET ASSETS 100.0%	$69,821,511

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$51,276,765
Gross unrealized appreciation	$22,367,086
Gross unrealized depreciation	(3,854,155)
Net unrealized appreciation	$18,512,931

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.0%
	Consumer Discretionary 10.3%
3,408	Columbia Sportswear Co.	$204,787
3,838	Dick's Sporting Goods, Inc.	179,427
2,420	DineEquity, Inc.	226,101
7,061	DSW, Inc. - Class A	195,166
21,338	Entercom Communications Corp. - Class A (a)	225,756
10,115	Express, Inc. (a)	216,562
12,814	Interval Leisure Group, Inc.	185,034
31,329	J.C. Penney Co., Inc. (a)	346,499
6,073	Meredith Corp.	288,467
16,323	National CineMedia, Inc.	248,273
18,648	Ruth's Hospitality Group, Inc.	343,310
14,587	Sinclair Broadcast Group, Inc. - Class A	448,550
13,926	The E.W. Scripps Co. - Class A, Class A	217,106
		3,325,038
	Consumer Staples 1.0%
8,823	Dean Foods Co.	152,814
1,994	TreeHouse Foods, Inc. (a)	172,980
		325,794
	Energy 4.2%
27,640	Callon Petroleum Co. (a)	244,614
13,114	Carrizo Oil & Gas, Inc. (a)	405,485
6,587	PDC Energy, Inc. (a)	391,597
9,408	Range Resources Corp.	304,631
		1,346,327
	Financials 25.4%
6,481	American Equity Investment Life Holding Co.	108,881
14,664	Ameris Bancorp	433,761
4,189	Artisan Partners Asset Management, Inc. - Class A	129,189
9,915	Banner Corp.	416,826
14,754	BNC Bancorp	311,605
4,820	Brown & Brown, Inc.	172,556
6,525	Capital Bank Financial Corp.	201,296
26,041	CenterState Banks, Inc.	387,750
37,645	CNO Financial Group, Inc.	674,598
15,367	Fidelity Southern Corp.	246,487
18,960	Heritage Commerce Corp.	189,790
15,081	Heritage Financial Corp.	264,973
40,994	Heritage Oaks Bancorp	319,343
14,470	HomeStreet, Inc. (a)	301,121
3,388	IBERIABANK Corp.	173,703
15,915	National Penn Bancshares, Inc.	169,336
12,830	NorthStar Asset Management Group, Inc.	145,620
15,310	Pacific Premier Bancorp, Inc. (a)	327,175
4,391	Piper Jaffray Companies (a)	217,618
18,205	Radian Group, Inc.	225,742
4,750	Selective Insurance Group, Inc.	173,897
17,534	State Bank Financial Corp.	346,472
20,401	Synovus Financial Corp.	589,793
13,334	Trico Bancshares	337,617
26,347	United Community Banks, Inc.	486,629

7,526	Wintrust Financial Corp.	333,703
20,664	Yadkin Financial Corp.	489,117
		8,174,598
	Health Care 5.2%
18,980	Aceto Corp.	447,169
7,716	Alere, Inc. (a)	390,507
5,765	Impax Laboratories, Inc. (a)	184,595
4,913	PAREXEL International Corp. (a)	308,193
10,495	PharMerica Corp. (a)	232,044
24,394	Progenics Pharmaceuticals, Inc. (a)	106,358
		1,668,866
	Industrials 14.9%
1,396	Allegiant Travel Co.	248,572
5,435	Astec Industries, Inc.	253,651
35,037	CBIZ, Inc. (a)	353,523
4,876	Curtiss-Wright Corp.	368,967
7,612	Deluxe Corp.	475,674
3,406	EMCOR Group, Inc.	165,531
3,124	Esterline Technologies Corp. (a)	200,155
11,973	Gibraltar Industries, Inc. (a)	342,428
4,052	Kadant, Inc.	182,988
11,633	MYR Group, Inc. (a)	292,105
3,365	Nortek, Inc. (a)	162,496
16,512	SkyWest, Inc.	330,075
15,298	Tetra Tech, Inc.	456,186
7,572	The Timken Company	253,586
1,548	UniFirst Corp.	168,918
24,447	Wabash National Corp. (a)	322,700
9,846	West Corp.	224,686
		4,802,241
	Information Technology 11.5%
35,279	Cypress Semiconductor Corp.	305,516
11,806	Intersil Corp. - Class A	157,846
9,370	Mentor Graphics Corp.	190,492
18,556	NCR Corp. (a)	555,381
17,215	Photronics, Inc. (a)	179,208
7,936	Plexus Corp. (a)	313,631
12,636	Progress Software Corp. (a)	304,780
6,812	Science Applications International Corp.	363,352
5,808	Silicon Motion Technology Corp. - ADR	225,409
5,057	SYNNEX Corp.	468,228
8,492	VeriFone Systems, Inc. (a)	239,814
7,546	Verint Systems, Inc. (a)	251,886
7,342	Web.com Group, Inc. (a)	145,518
		3,701,061
	Materials 4.0%
1,590	Ashland, Inc.	174,836
3,282	Kaiser Aluminum Corp.	277,460
12,799	KapStone Paper and Packaging Corp.	177,266

6,250	Materion Corp.	165,500
7,475	Sensient Technologies Corp.	474,364
		1,269,426
	Real Estate Investment Trusts 16.2%
12,400	Acadia Realty Trust	435,612
9,240	CoreSite Realty Corp.	646,892
22,511	First Industrial Realty Trust, Inc.	511,900
11,901	Hudson Pacific Properties, Inc.	344,177
4,648	Kilroy Realty Corp.	287,572
11,690	Kite Realty Group Trust	323,930
16,386	National Storage Affiliates Trust	347,383
12,265	Pebblebrook Hotel Trust	356,544
5,184	Post Properties, Inc.	309,692
3,771	QTS Realty Trust, Inc. - Class A	178,670
17,601	Rexford Industrial Realty, Inc.	319,634
11,626	Sabra Health Care REIT, Inc.	233,566
12,861	STAG Industrial, Inc.	261,850
8,885	Sun Communities, Inc.	636,255
		5,193,677
	Utilities 6.3%
7,142	Black Hills Corp.	429,448
5,731	Chesapeake Utilities Corp.	360,881
2,833	IDACORP, Inc.	211,314
4,452	Laclede Group, Inc.	301,623
8,771	PNM Resources, Inc.	295,758
6,098	Portland General Electric Co.	240,810
6,051	South Jersey Industries, Inc.	172,151
		2,011,985
	Total Common Stocks
	(Cost $28,126,550)	31,819,013

SHORT-TERM INVESTMENTS 1.0%
	Investment Company 1.0%
313,048	STIT Liquid Assets Portfolio - Institutional Class, 0.45%	313,048
	Total Short-Term Investments
	(Cost $313,048)	313,048

	Total Investments 100.0%
	(Cost $28,439,598)	32,132,061

	Liabilities in Excess of Other Assets 0.0%	(7,771)

	TOTAL NET ASSETS 100.0%	$32,124,290

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$28,439,598
Gross unrealized appreciation	$4,499,935
Gross unrealized depreciation	(807,472)
Net unrealized appreciation	$3,692,463

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus and Frontier MFG Core Infrastructure Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of March 31, 2016:

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$911,697,475	$-	$-	$911,697,475
Total Equity	911,697,475	-	-	911,697,475
Short-Term Investments	148,600,782	-	-	148,600,782
Total Investments in Securities	$1,060,298,257	$-	$-	$1,060,298,257

MFG Global Plus

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$14,849,288	$-	$-	$14,849,288
Total Equity	14,849,288	-	-	14,849,288
Short-Term Investments	2,527,465	-	-	2,527,465
Total Investments in Securities	$17,376,753	$-	$-	$17,376,753

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$186,668,874	$-	$1,379,454	$188,048,328
Closed-End Funds	1,618,381	-	-	1,618,381
Total Equity	188,287,255	-	1,379,454	189,666,709
Short-Term Investments	2,759,253	-	-	2,759,253
Total Investments in Securities	$191,046,508	$-	$1,379,454	$192,425,962

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$54,474,114	$-	$-	$54,474,114
Total Equity	54,474,114	-	-	54,474,114
Short-Term Investments	1,395,683	-	-	1,395,683
Total Investments in Securities	$55,869,797	$-	$-	$55,869,797

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$67,403,446	$-	$-	$67,403,446
Total Equity	67,403,446	-	-	67,403,446
Short-Term Investments	2,386,250	-	-	2,386,250
Total Investments in Securities	$69,789,696	$-	$-	$69,789,696

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$31,819,013	$-	$-	$31,819,013
Total Equity	31,819,013	-	-	31,819,013
Short-Term Investments	313,048	-	-	313,048
Total Investments in Securities	$32,132,061	$-	$-	$32,132,061

(a) See Fund's Schedule of Investments for sector or country classifications.

MFG Core
Infrastructure
Transfers out of Level 1	$(1,379,454)
Transfers into Level 3	1,379,454
$-

In determining the value of the Level 3 security summarized below, the Adviser determined the best available price given the halted market was the security’s previous day’s closing price.

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the period ended March 31, 2016:

Frontier MFG Core Infrastructure Fund	DUET Group
Balance at June 30, 2015	$-
Transfer into Level 3	1,379,454
Balance at March 31, 2016	$1,379,454

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  Open tax years are those tax years that are open for examination by the relevant income tax authority.  The Funds have no examinations in progress.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year.  A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

As of June 30, 2015, the Frontier Timpani Small Cap Growth Fund had a short-term capital loss carryforward that will not expire of $1,597,380.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By     /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date  5/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date  5/25/2016

By     /s/ Elyce D. Dilworth
  Elyce D. Dilworth, Treasurer and Assistant Secretary
 (Principal Financial Officer)

Date  5/25/2016